KEMPER MUNICIPAL BOND FUND
                     KEMPER CALIFORNIA TAX-FREE INCOME FUND
                       KEMPER FLORIDA TAX-FREE INCOME FUND
                      KEMPER NEW YORK TAX-FREE INCOME FUND
                        KEMPER OHIO TAX-FREE INCOME FUND
                         SUPPLEMENT TO THE STATEMENT OF
                          ADDITIONAL INFORMATION DATED
                                 JANUARY 1, 2000
                           --------------------------

KEMPER MUNICIPAL BOND FUND

Performance figures for Class B and C shares of the Fund for the period May 31, 1994 to September 30, 1999 reflect the actual performance of these classes of shares. Returns for Class B and C shares for the period April 20, 1976 to May 31, 1994 are derived from the historical performance of Class A shares, adjusted to reflect the operating expenses applicable to Class B and C shares, which may be higher or lower than those of Class A shares. The performance figures are also adjusted to reflect the maximum sales charge of 4.50% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares and 1% for Class C shares.

The returns in the chart below assume reinvestment of distributions at net asset value and represent both actual past performance figures and adjusted performance figures of the Class A shares of the Fund as described above; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

KEMPER MUNICIPAL BOND FUND -- AS OF SEPTEMBER 30, 1999*

AVERAGE ANNUAL         Class A           Class B                Class C
TOTAL RETURNS          Shares             Shares                Shares
-------------          ------             ------                ------

Life of Fund(+)         7.33%               --                    --
Life of Fund(++)         --               4.71%                  4.95%
Ten Year                6.66%             6.23%                  6.28%
Five Year               5.39%             5.29%                  5.51%
One Year               -7.14%            -6.19%                 -3.47%



--------------
(+)  Since April 20, 1976.

(++) Since May 31, 1994 for Class B and C shares.

* Because Class B and C shares were not introduced until May 31, 1994, the total return for Class B and C shares for the period prior to their introduction is based upon the performance of Class A shares from the commencement of investment operations, April 20, 1976 through May 31, 1994. Actual performance of Class B and C shares is shown beginning May 31, 1994.

KEMPER CALIFORNIA TAX-FREE INCOME FUND

Performance figures for Class B and C shares of the Fund for the period May 31, 1994 to August 31, 1999 reflect the actual performance of these classes of shares. Returns for Class B and C shares for the period February 17, 1983 to May 31, 1994 are derived from the historical performance of Class A shares, adjusted to reflect the operating expenses applicable to Class B and C shares, which may be higher or lower than those of Class A shares. The performance figures are also adjusted to reflect the maximum sales charge of 4.50% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares and 1% for Class C shares.

The returns in the chart below assume reinvestment of distributions at net asset value and represent both actual past performance figures and adjusted performance figures of the Class A shares of the Fund as described above; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

KEMPER CALIFORNIA TAX-FREE INCOME FUND -- AS OF AUGUST 31, 1999*

AVERAGE ANNUAL              Class A             Class B             Class C
TOTAL RETURNS                Shares             Shares               Shares
-------------                ------             ------               ------

Life of Fund(+)              8.13%                --                   --
Life of Fund(++)               --                4.93%               4.91%
Ten Year                     6.40%               6.39%               6.17%
Five Year                    5.03%               4.96%               4.96%
One Year                    -5.51%              -4.96%              -1.91%


------------------------------
(+)  Since February 17, 1983 for Class A shares.

(++) Since May 31, 1994 for Class B and C shares.

* Because Class B and C shares were not introduced until May 31, 1994, the total return for Class B and C shares for the period prior to their introduction is based upon the performance of Class A shares from the commencement of investment operations, February 17, 1983 through May 31, 1994. Actual performance of Class B and C shares is shown beginning May 31, 1994.

KEMPER FLORIDA TAX-FREE INCOME FUND

Performance figures for Class B and C shares of the Fund for the period May 31, 1994 to August 31, 1999 reflect the actual performance of these classes of shares. Returns for Class B and C shares for the period April 25, 1991 to May 31, 1994 are derived from the historical performance of Class A shares, adjusted to reflect the operating expenses applicable to Class B and C shares, which may be higher or lower than those of Class A shares. The performance figures are also adjusted to reflect the maximum sales charge of 4.50% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares and 1% for Class C shares.

The returns in the chart below assume reinvestment of distributions at net asset value and represent both actual past performance figures and adjusted performance figures of the Class A shares of the Fund as described above; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

KEMPER FLORIDA TAX-FREE INCOME FUND -- AS OF AUGUST 31, 1999*

AVERAGE ANNUAL                Class A            Class B              Class C
TOTAL RETURNS                  Shares            Shares                Shares
-------------                  ------            ------                ------

Life of Fund  (+)              6.43%               --                    --
Life of Fund  (++)               --               4.59%                4.77%
Ten Years                      6.40%              6.10%                6.13%
Five Years                     4.73%              4.67%                4.87%
One Year                      -6.53%             -5.60%               -2.84%


----------------------------
(+)  Since April 25, 1991 for Class A shares.

(++) Since May 31, 1994 for Class B and C shares.

* Because Class B and C shares were not introduced until May 31, 1994, the total return for Class B and C shares for the period prior to their introduction is based upon the performance of Class A shares from the commencement of investment operations, April 25, 1991 through May 31, 1994. Actual performance of Class B and C shares is shown beginning May 31, 1994.

KEMPER NEW YORK TAX-FREE INCOME FUND

Performance figures for Class B and C shares of the Fund for the period May 31, 1994 to August 31, 1999 reflect the actual performance of these classes of shares. Returns for Class B and C shares for the period December 31, 1985 to May 31, 1994 are derived from the historical performance of Class A shares, adjusted to reflect the operating expenses applicable to Class B and C shares, which may be higher or lower than those of Class A shares. The performance figures are also adjusted to reflect the maximum sales charge of 4.50% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares and 1% for Class C shares.

The returns in the chart below assume reinvestment of distributions at net asset value and represent both actual past performance figures and adjusted performance figures of the Class A shares of the Fund as described above; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

KEMPER NEW YORK TAX-FREE INCOME FUND -- AS OF AUGUST 31, 1999*

AVERAGE ANNUAL  TOTAL     Class A           Class B            Class C
RETURNS                   Shares            Shares              Shares
-------                   ------            ------              ------

Life of Fund  (+)          6.78%              --                  --
Life of Fund  (++)          --               4.53%              4.66%
Ten Years                  6.51%             6.22%              6.22%
Five Years                 4.67%             4.60%              4.76%
One Year                  -5.92%            -5.20%             -2.33%


---------------------
(+)  Since December 31, 1985 for Class A shares.

(++) Since May 31, 1994 for Class B and C shares.

* Because Class B and C shares were not introduced until May 31, 1994, the total return for Class B and C shares for the period prior to their introduction is based upon the performance of Class A shares from the commencement of investment operations, December 31, 1985 through May 31, 1994. Actual performance of Class B and C shares is shown beginning May 31, 1994.

KEMPER OHIO TAX-FREE INCOME FUND

Performance figures for Class B and C shares of the Fund for the period May 31, 1994 to August 31, 1999 reflect the actual performance of these classes of shares. Returns for Class B and C shares for the period March 22, 1993 to May 31, 1994 are derived from the historical performance of Class A shares, adjusted to reflect the operating expenses applicable to Class B and C shares, which may be higher or lower than those of Class A shares. The performance figures are also adjusted to reflect the maximum sales charge of 4.50% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares and 1% for Class C shares.

The returns in the chart below assume reinvestment of distributions at net asset value and represent both actual past performance figures and adjusted performance figures of the Class A shares of the Fund as described above; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

KEMPER OHIO TAX-FREE FUND -- AS OF AUGUST 31, 1999*

AVERAGE ANNUAL               Class A            Class B               Class C
TOTAL RETURNS                 Shares             Shares                Shares
-------------                 ------             ------                ------

Life of Fund (+)              5.28%                --                    --
Life of Fund (++)               --               5.10%                 5.27%
Ten Years                     5.18%              5.09%                 5.09%
Five Years                    5.06%              5.04%                 5.22%
One Year                     -5.16%             -4.39%                -1.48%


---------------------
(+)  Since March 22, 1993 for Class A shares.

(++) Since May 31, 1994 for Class B and C shares.

* Because Class B and C shares were not introduced until May 31, 1994, the total return for Class B and C shares for the period prior to their introduction is based upon the performance of Class A shares from the commencement of investment operations, March 22, 1993 through May 31, 1994. Actual performance of Class B and C shares is shown beginning May 31, 1994.

September 29, 2000